UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C 20549 FORM 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: September 30, 2002 Check here if Amendment [ ]; Amendment Number: This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries. Institutional Investment Manager Filing this Report: Name : White Oak Capital Management, Inc. Address: 380 Madison Avenue, 22nd Floor NEW YORK, NY 10017 13F File Number: 28-3556 The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form. Person signing this report on behalf of Reporting Manager: Name: Robert R. Cole Title: President Phone: (212) 490-0600 Signature, Place, and Date of signing: Robert R. Cole, New York, New York September 30, 2002 Report Type (Check only One) [X] 13F Holdings Report [ ] 13F Notice [ ] 13F Combination Report List of Other Managers reporting for this Manager: NONE I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934 FORM 13F SUMMARY PAGE Report Summary Number of Other Included Managers: NONE Form 13F Information Table Entry Total: 175 Form 13F Information Table Value Total : $ 273,513 VALUE SHARES/ SH/ PUT/ INVSTMT -----VOTING AUTHORITY----- NAME OF ISSUER -TITLE OF CLASS- --CUSIP-- X$1000 PRN AMT PRN CALL DSCRETN -MANAGERS-- SOLE SHARED NONE ***BP P L C SPONSORED ADR COMMON STOCK 055622104 820 20539 SH 0 SOLE 0 292 20247 ***BP P L C SPONSORED ADR COMMON STOCK 055622104 1569 39329 SH 0 DEFINED 0 39329 ***MAGNA INTERNATIONAL INC COMMON STOCK 559222401 392 6950 SH 0 SOLE 0 2500 4450 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 939 70865 SH 0 SOLE 0 8900 61965 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 730 55120 SH 0 DEFINED 0 55120 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 603 15006 SH 0 SOLE 0 15006 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 2062 51324 SH 0 DEFINED 0 51324 ***SCHLUMBERGER LTD COMMON STOCK 806857108 527 13705 SH 0 SOLE 0 13705 ***SCHLUMBERGER LTD COMMON STOCK 806857108 986 25650 SH 0 DEFINED 0 25650 ***VODAFONE GROUP PLC NEW COMMON STOCK 92857W100 197 15380 SH 0 DEFINED 0 15380 ABBOTT LABORATORIES COMMON STOCK 002824100 2386 59060 SH 0 SOLE 0 59060 ABBOTT LABORATORIES COMMON STOCK 002824100 5765 142705 SH 0 DEFINED 0 142705 AFFYMETRIX INC COMMON STOCK 00826T108 250 12000 SH 0 SOLE 0 6500 5500 ALLERGAN INC COMMON STOCK 018490102 481 8850 SH 0 SOLE 0 4300 4550 ALLIANT TECHSYSTEMS INC-W/RTS COMMON STOCK 018804104 1009 14573 SH 0 SOLE 0 8000 6573 Altria Group COMMON STOCK 718154107 1940 50000 SH Sole 50000 AMAZON.COM INC COMMON STOCK 023135106 614 38550 SH 0 SOLE 0 9800 28750 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 8618 157556 SH 0 SOLE 0 27956 129600 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 22688 414764 SH 0 DEFINED 0 414764 Amer Supercond. COMMON STOCK 030111108 345 127700 SH Sole 127700 AMERADA HESS CORP COMMON STOCK 023551104 458 6740 SH 0 DEFINED 0 6740 AMERICAN EXPRESS COMPANY COMMON STOCK 025816109 854 27390 SH 0 SOLE 0 13800 13590 AMGEN CORP COMMON STOCK 031162100 2205 52879 SH 0 SOLE 0 6200 46679 AMGEN CORP COMMON STOCK 031162100 3130 75050 SH 0 DEFINED 0 75050 AMSOUTH BANCORPORATION COMMON STOCK 032165102 976 47059 SH 0 DEFINED 0 47059 ANADARKO PETROLEUM CORP COMMON STOCK 032511107 1137 25520 SH 0 SOLE 0 25520 ANHEUSER BUSCH COMPANIES INC COMMON STOCK 035229103 273 5400 SH 0 SOLE 0 5400 AOL TIME WARNER INC COMMON STOCK 00184A105 1386 118476 SH 0 SOLE 0 28500 89976 AOL TIME WARNER INC COMMON STOCK 00184A105 843 72057 SH 0 DEFINED 0 72057 APPLIED MATERIALS INC COMMON STOCK 038222105 574 49680 SH 0 SOLE 0 16400 33280 APPLIED MATERIALS INC COMMON STOCK 038222105 1896 164158 SH 0 DEFINED 0 164158 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 3732 107326 SH 0 SOLE 0 3400 103926 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 5714 164347 SH 0 DEFINED 0 164347 Avaya Inc. COMMON STOCK 053499109 81 56500 SH Sole 56500 BANK OF AMER CORP COMMON STOCK 060505104 243 3813 SH 0 SOLE 0 3813 BAY VIEW CAPITAL CORP-DEL COMMON STOCK 07262L101 102 18000 SH 0 SOLE 0 11000 7000 BECKMAN COULTER INC COMMON STOCK 075811109 261 6750 SH 0 SOLE 0 2950 3800 BECTON DICKINSON & CO COMMON STOCK 075887109 255 8996 SH 0 DEFINED 0 8996 BELLSOUTH CORP COMMON STOCK 079860102 352 19172 SH 0 DEFINED 0 19172 BERKSHIRE HATHAWAY INC CL B COMMON STOCK 084670207 426 173 SH 0 SOLE 0 173 BIOMET INC COMMON STOCK 090613100 453 17025 SH 0 SOLE 0 7500 9525 BROCADE COMMUNICATIONS SYS INC COMMON STOCK 111621108 93 12350 SH 0 SOLE 0 5200 7150 BUCKEYE PARTNERS L P COMMON STOCK 118230101 294 8000 SH 0 DEFINED 0 8000 CARNIVAL CORP-CL A COMMON STOCK 143658102 684 27250 SH 0 SOLE 0 7700 19550 CHEESECAKE FACTORY INC COMMON STOCK 163072101 1610 53956 SH 0 SOLE 0 18050 35906 CHELSEA PPTY GROUP INC COMMON STOCK 163421100 277 8200 SH 0 DEFINED 0 8200 CHEVRONTEXACO CORP COMMON STOCK 166764100 1786 25794 SH 0 SOLE 0 25794 CHEVRONTEXACO CORP COMMON STOCK 166764100 2716 39225 SH 0 DEFINED 0 39225 Choicepoint COMMON STOCK 170388102 356 9999 SH Sole 9999 CISCO SYSTEMS INC COMMON STOCK 17275R102 5123 488837 SH 0 SOLE 0 13400 475437 CISCO SYSTEMS INC COMMON STOCK 17275R102 6110 582987 SH 0 DEFINED 0 582987 Cisco Systems Inc. COMMON STOCK 17275R102 424 40500 SH Sole 40500 CITIGROUP INC COMMON STOCK 172967101 374 12613 SH 0 SOLE 0 8600 4013 COCA-COLA CO COMMON STOCK 191216100 477 9950 SH 0 SOLE 0 9950 COCA-COLA CO COMMON STOCK 191216100 409 8533 SH 0 DEFINED 0 8533 COLGATE PALMOLIVE CO COMMON STOCK 194162103 5828 108023 SH 0 SOLE 0 3400 104623 COLGATE PALMOLIVE CO COMMON STOCK 194162103 7237 134138 SH 0 DEFINED 0 134138 COMCAST CORP CL A-SPL COMMON STOCK 200300200 404 19352 SH 0 DEFINED 0 19352 COMMERCE BANCSHARES INC COMMON STOCK 200525103 208 5313 SH 0 SOLE 0 4336 977 CONOCOPHILLIPS COMMON STOCK 20825C104 222 4800 SH 0 SOLE 0 4800 COSTCO WHOLESALE CORP-NEW COMMON STOCK 22160K105 333 10300 SH 0 SOLE 0 4400 5900 DELL COMPUTER CORP COMMON STOCK 247025109 357 15200 SH 0 SOLE 0 11100 4100 EBAY INC COMMON STOCK 278642103 578 10949 SH 0 SOLE 0 3400 7549 ELECTRONIC ARTS COMMON STOCK 285512109 1910 28950 SH 0 SOLE 0 6800 22150 EMC CORP-MASS COMMON STOCK 268648102 92 20022 SH 0 DEFINED 0 20022 EMERSON ELECTRIC CO COMMON STOCK 291011104 269 6132 SH 0 DEFINED 0 6132 ENBRIDGE ENERGY PARTNERS L P COMMON STOCK 29250R106 219 5000 SH 0 DEFINED 0 5000 Encana Corp. COMMON STOCK 292505104 633 21020 SH Sole 21020 Exxon Corp. COMMON STOCK 302290101 204 6400 SH Sole 6400 EXXON MOBIL CORP COMMON STOCK 30231G102 1418 44439 SH 0 SOLE 0 200 44239 EXXON MOBIL CORP COMMON STOCK 30231G102 2636 82634 SH 0 DEFINED 0 82634 FANNIE MAE COMMON STOCK 313586109 1679 28200 SH 0 SOLE 0 19000 9200 FIFTH THIRD BANCORP COMMON STOCK 316773100 326 5324 SH 0 SOLE 0 5324 First American Corp. COMMON STOCK 318522307 221 10800 SH Sole 10800 First Republic Bank of San Fra COMMON STOCK 336158100 217 10000 SH Sole 10000 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 4358 77956 SH 0 SOLE 0 13100 64856 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 5731 102522 SH 0 DEFINED 0 102522 GANNETT CO INC COMMON STOCK 364730101 630 8733 SH 0 DEFINED 0 8733 GAP INC COMMON STOCK 364760108 206 18962 SH 0 SOLE 0 10425 8537 GENERAL ELECTRIC CO COMMON STOCK 369604103 3124 126748 SH 0 SOLE 0 70 126678 GENERAL ELECTRIC CO COMMON STOCK 369604103 6532 265006 SH 0 DEFINED 0 265006 GILLETTE CO COMMON STOCK 375766102 260 8800 SH 0 SOLE 0 4600 4200 GlobalSantaFe Corp COMMON STOCK G3930E101 228 10200 SH Sole 10200 Gold Field's LTD ADR COMMON STOCK 38059T106 397 31000 SH Sole 31000 H J HEINZ CO COMMON STOCK 423074103 354 10600 SH 0 SOLE 0 4100 6500 HARLEY DAVIDSON INC COMMON STOCK 412822108 2076 44698 SH 0 SOLE 0 8600 36098 HARTFORD FINANCL SERV GRP INC COMMON STOCK 416515104 228 5550 SH 0 SOLE 0 3700 1850 HERSHEY FOODS CORP COMMON STOCK 427866108 263 4237 SH 0 SOLE 0 4237 HOME DEPOT INC COMMON STOCK 437076102 1543 59102 SH 0 SOLE 0 6950 52152 HOME DEPOT INC COMMON STOCK 437076102 2287 87641 SH 0 DEFINED 0 87641 HOOPER HOLMES INC COMMON STOCK 439104100 84 13500 SH 0 SOLE 0 13500 HOUSEHOLD INTERNATIONAL INC COMMON STOCK 441815107 314 11100 SH 0 SOLE 0 10000 1100 Hughes Electronics COMMON STOCK 370442832 263 28747 SH Sole 28747 IDEC PHARMACEUTICALS CORP COMMON STOCK 449370105 249 6000 SH 0 SOLE 0 4500 1500 ILLINOIS TOOL WORKS INC COMMON STOCK 452308109 327 5600 SH 0 SOLE 0 5600 INKINE PHARMACEUTICAL CO INC COMMON STOCK 457214104 11 10000 SH 0 SOLE 0 10000 Intel COMMON STOCK 458140100 139 10000 SH Sole 10000 INTEL CORP COMMON STOCK 458140100 2206 158820 SH 0 SOLE 0 4400 154420 INTEL CORP COMMON STOCK 458140100 1331 95860 SH 0 DEFINED 0 95860 INTERNATIONAL BUSINESS COMMON STOCK 459200101 741 12702 SH 0 SOLE 0 12702 INTERNATIONAL BUSINESS COMMON STOCK 459200101 7594 130228 SH 0 DEFINED 0 130228 J P MORGAN CHASE & CO COMMON STOCK 46625H100 1123 59162 SH 0 DEFINED 0 59162 JDS UNIPHASE CORP COMMON STOCK 46612J101 69 35365 SH 0 SOLE 0 12500 22865 JOHNSON & JOHNSON COMMON STOCK 478160104 8073 149283 SH 0 SOLE 0 12195 137088 JOHNSON & JOHNSON COMMON STOCK 478160104 6563 121350 SH 0 DEFINED 0 121350 JP Morgan Chase COMMON STOCK 46625h100 576 30317 SH Sole 30317 JUNIPER NETWORKS COMMON STOCK 48203R104 73 15210 SH 0 SOLE 0 7950 7260 KERR MCGEE CORP COMMON STOCK 492386107 674 15505 SH 0 DEFINED 0 15505 KIMBERLY CLARK CORP COMMON STOCK 494368103 661 11672 SH 0 SOLE 0 11672 KIMBERLY CLARK CORP COMMON STOCK 494368103 2196 38776 SH 0 DEFINED 0 38776 KINDER MORGAN ENERGY PARTNERS COMMON STOCK 494550106 266 8340 SH 0 DEFINED 0 8340 Kinder Morgan Llp COMMON STOCK 494550106 342 10700 SH Sole 10700 L-3 COMMUNICATIONS HLDINGS INC COMMON STOCK 502424104 2568 48728 SH 0 SOLE 0 10500 38228 L-3 COMMUNICATIONS HLDINGS INC COMMON STOCK 502424104 1796 34075 SH 0 DEFINED 0 34075 Liberty Media A COMMON STOCK 530718105 136 19000 SH Sole 19000 LIBERTY MEDIA CORP SER A NEW COMMON STOCK 530718105 650 90514 SH 0 SOLE 0 60000 30514 LSI LOGIC CORP COMMON STOCK 502161102 113 17800 SH 0 SOLE 0 9000 8800 MARSH & MCLENNAN COS INC COMMON STOCK 571748102 383 9200 SH 0 SOLE 0 3900 5300 MAY DEPARTMENT STORES CO COMMON STOCK 577778103 659 28962 SH 0 DEFINED 0 28962 MCGRAW HILL COMPANIES INC COMMON STOCK 580645109 1042 17021 SH 0 DEFINED 0 17021 MERCK & CO INC COMMON STOCK 589331107 2567 56154 SH 0 SOLE 0 56154 MERCK & CO INC COMMON STOCK 589331107 12943 283154 SH 0 DEFINED 0 283154 METLIFE INC COMMON STOCK 59156R108 917 40300 SH 0 SOLE 0 38400 1900 MICROCHIP TECHNOLOGY INC COMMON STOCK 595017104 369 18049 SH 0 SOLE 0 10362 7687 MICROSOFT CORP COMMON STOCK 594918104 4440 101513 SH 0 SOLE 0 4400 97113 MICROSOFT CORP COMMON STOCK 594918104 3467 79275 SH 0 DEFINED 0 79275 MILLENNIUM PHARMACEUTICALS INC COMMON STOCK 599902103 103 11100 SH 0 SOLE 0 3500 7600 NORTHROP GRUMMAN CORP COMMON STOCK 666807102 417 3360 SH 0 SOLE 0 2400 960 OMNICOM GROUP INC COMMON STOCK 681919106 1231 22105 SH 0 SOLE 0 22105 OMNICOM GROUP INC COMMON STOCK 681919106 2007 36050 SH 0 DEFINED 0 36050 Online Resources COMMON STOCK 68273G101 466 163000 SH Sole 163000 ORACLE CORP COMMON STOCK 68389X105 782 99514 SH 0 SOLE 0 21700 77814 ORACLE CORP COMMON STOCK 68389X105 214 27275 SH 0 DEFINED 0 27275 PEPSICO INC COMMON STOCK 713448108 1751 47380 SH 0 SOLE 0 47380 PEPSICO INC COMMON STOCK 713448108 4510 122050 SH 0 DEFINED 0 122050 Peregrine Pharm COMMON STOCK 713661106 6 13500 SH Sole 13500 PFIZER INC COMMON STOCK 717081103 4319 148834 SH 0 SOLE 0 69625 79209 PFIZER INC COMMON STOCK 717081103 2715 93550 SH 0 DEFINED 0 93550 Pfizer Inc. COMMON STOCK 717081103 345 11900 SH Sole 11900 PHARMACIA CORP COMMON STOCK 71713U102 231 5952 SH 0 SOLE 0 5952 PHILIP MORRIS COMPANIES INC COMMON STOCK 718154107 7077 182387 SH 0 DEFINED 0 182387 PROCTER & GAMBLE CO COMMON STOCK 742718109 380 4249 SH 0 SOLE 0 2800 1449 QUESTAR CORP COMMON STOCK 748356102 390 17055 SH 0 SOLE 0 17055 QUESTAR CORP COMMON STOCK 748356102 450 19699 SH 0 DEFINED 0 19699 Quinenco S.A. COMMON STOCK 748718103 209 51700 SH Sole 51700 REYNOLDS & REYNOLDS CO CLASS A COMMON STOCK 761695105 334 14900 SH 0 DEFINED 0 14900 RUBY TUESDAY INC COMMON STOCK 781182100 364 19399 SH 0 SOLE 0 19399 SCHERING PLOUGH CORP COMMON STOCK 806605101 228 10672 SH 0 DEFINED 0 10672 Senetek Plc - Adr COMMON STOCK 817209307 14 25000 SH Sole 25000 SOUTHTRUST CORP COMMON STOCK 844730101 761 31396 SH 0 DEFINED 0 31396 SUN MICROSYSTEMS INC COMMON STOCK 866810104 708 273374 SH 0 SOLE 0 26800 246574 SUN MICROSYSTEMS INC COMMON STOCK 866810104 151 58150 SH 0 DEFINED 0 58150 TARGET CORP COMMON STOCK 87612E106 489 16549 SH 0 SOLE 0 6750 9799 TEXAS INSTRUMENTS INC COMMON STOCK 882508104 688 46584 SH 0 SOLE 0 12300 34284 Tripath Imaging COMMON STOCK 896942109 335 149000 SH Sole 149000 Ultrapar Part Pfd COMMON STOCK 90400P101 268 47500 SH Sole 47500 UNIVISION COMMUNICATIONS INC COMMON STOCK 914906102 1960 85983 SH 0 SOLE 0 11200 74783 UNIVISION COMMUNICATIONS INC COMMON STOCK 914906102 933 40900 SH 0 DEFINED 0 40900 Unocal Corp. COMMON STOCK 915289102 235 7500 SH Sole 7500 US BANCORP DEL COMMON STOCK 902973304 825 44407 SH 0 SOLE 0 44407 VALSPAR CORP COMMON STOCK 920355104 1193 31975 SH 0 SOLE 0 31975 VALSPAR CORP COMMON STOCK 920355104 1701 45600 SH 0 DEFINED 0 45600 VERITAS SOFTWARE CORP COMMON STOCK 923436109 212 14425 SH 0 SOLE 0 8700 5725 VERIZON COMMUNICATIONS COMMON STOCK 92343V104 679 24729 SH 0 SOLE 0 24729 VERIZON COMMUNICATIONS COMMON STOCK 92343V104 1555 56672 SH 0 DEFINED 0 56672 VIACOM INC-CL B FORMLY NON VTG COMMON STOCK 925524308 200 4944 SH 0 SOLE 0 4944 Vodafone Group PLC COMMON STOCK 92857T107 169 13200 SH Sole 13200 WAL-MART STORES INC COMMON STOCK 931142103 3949 80191 SH 0 SOLE 0 80191 WAL-MART STORES INC COMMON STOCK 931142103 5773 117248 SH 0 DEFINED 0 117248 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 1006 66475 SH 0 SOLE 0 66475 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 1931 127575 SH 0 DEFINED 0 127575 WASHINGTON MUTUAL INC COMMON STOCK 939322103 366 11625 SH 0 DEFINED 0 11625 WEBEX COMMUNICATIONS INC COMMON STOCK 94767L109 270 24098 SH 0 SOLE 0 11800 12298 WYETH COMMON STOCK 983024100 262 8244 SH 0 SOLE 0 8244 YAHOO INC COMMON STOCK 984332106 212 22160 SH 0 SOLE 0 7883 14277 REPORT SUMMARY 175 DATA RECORDS 273513 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED